Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities
Lease liabilities

13.           Lease liabilities

On December 31, 2022, the Company has lease agreements corresponding mainly to the lease of third-party properties, with an average term of 2 to 5 years. The amount of the lease liability obligation in 2022 is R$4,816 (In 2021 R$4,258).

The change in the Company's lease liability balance to December 31, 2022 and 2021 occurred as follows:

				Changes in cash			Changes not affecting cash
	Current	Non-current	Balance on December 31, 2021	Lease payments	Interest paid	Lease termination	Additions due to acquisitions	Remeasurements and new contracts	Interest	Balance on December 31, 2022	Current	Non-Current
Lease of properties and equipment	2,220	2,038	4,258	(2,884)	(260)	(3,949)	-	7,139	512	4,816	1,992	2,824

				Changes in cash			Changes not affecting cash
	Current	Non-current	Balance on December 31, 2020	Lease payments	Interest paid	Lease termination	Additions due to acquisitions	Remeasurements and new contracts	Interest	Balance on December 31, 2021	Current	Non-Current
Lease of properties and equipment	1,109	1,649	2,758	(569)	(313)	(800)	1,867	959	356	4,258	2,220	2,038

The discount rate adopted by the Company was 10.12% p.a. for property and equipment rental contracts.